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      SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

             CREDIT SUISSE INSTITUTIONAL INTERNATIONAL GROWTH FUND

The following information supersedes certain information in the fund's Prospectus and Statement of Additional Information.

Steven D. Bleiberg, Richard Watt, Emily Alejos and Alan Zlatar continue to serve as Co-Portfolio Managers of the fund. Robert B. Hrabchak no longer serves as Co-Portfolio Manager of the fund.

Dated: June 15, 2001                                               CSISB-16-0601